United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:    October 31

Date of reporting period:   July 31, 2007

Item 1.

BLANKINSHIP VALUE FUND

Schedule of Investments

July 31, 2007

(Unaudited)

                                            Shares   Cost    Value

Domestic Common Stocks – 77.70%

  Banking – 5.84%

    Irwin Financial Corp. (IFC)              1,500   28,701  17,580

    U.S. Bancorp (USB)                       1,100   33,360  32,945

                                                     62,061  50,525

  Building Materials – 3.48%

    USG Corporation (USG)*                     725   35,845  30,095

  Business Services – 2.90%

    Peoplesupport Inc. (PSPT)*               2,700   30,271  25,056

  Computer Equipment – 3.23%

    Dell (DELL)*                             1,000   26,048   27,970

  Consumer Durables – 6.25%

    Harley Davidson (HOG)                      300   14,696  17,196

    La-Z-Boy Incorporated (LZB)              1,200   13,174  12,012

    Marine Products (MPX)                    2,850   30,959  24,881

                                                     58,829  54,089

  Credit Agency – 3.88%

    Federal Agricultural Mortgage

      (Class C – non-voting) (AGM)           1,200   20,194  33,528

  Diversified Holding Companies – 8.33%

    Berkshire Hathaway, Inc. Class B (BRK.B)*   20   57,548  72,079

  Drugs – 3.26%

    Barr Pharmaceuticals Inc. (BRL)*           550   26,940  28,171

  Energy Exploration Services – 4.73%

    Dawson Geophysical (DWSN)*                 750   21,828  40,958

Financial Services – 3.32%

    Portfolio Recovery Associates (PRAA)*      550   24,227  28,738

  Healthcare Products – 6.64%

    Johnson & Johnson (JNJ)                    600   35,323  36,300

    Utah Medical Devices (UTMD)                700   13,278  21,175

                                                     48,601  57,475

  Healthcare Services – 3.23%

    Coventry Healthcare (CVH)*                 500   23,981  27,905

  Industrial Equipment – 6.45%

    Middleby Corp. (MIDD)*                     900   21,378  55,809

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

July 31, 2007

(Unaudited)

                                            Shares   Cost    Value

  Industrial Supply – 2.23%

    Lawson Products (LAWS)                     550   17,556  19,316

  Insurance – 2.93%

    Montpelier RE Hldgs (MRH)                1,600   28,486  25,360

  Oil & Gas – 3.17%

    Cimarex Energy Co. (XEC)                   725   24,902  27,441

  Retail – 3.37%

    Autozone (AZO)*                            230   19,418  29,166

  Textiles & Apparel – 4.44%

    Lakeland Industries (LAKE)*              1,452   19,670  19,413

    Timberland (TBL)*                          800   22,536  19,016

                                                     42,206  38,429

            Total Domestic Common Stocks            590,319 672,110

Foreign Common Stocks – 13.16%

  Canada – 5.54%

    Oil and Gas Production – 5.54%

  Canadian Natural Resources ADR (CNQ)       700   36,422  47,887

  Netherlands – 3.67%

    Consumer staples – 3.67%

    Unilever NV ADR (UN)                     1,050   20,101  31,773

  South Korea – 3.95%

    Steel – 3.95%

    POSCO ADR (PKX)                            240   10,116  34,188

      Total Foreign Common Stocks                    66,639 113,848

Total investments – 90.86%                         $656,958 785,958

Other assets in excess of liabilities – 9.14%                79,093

Net assets - 100%                                           $865,051

* Non-income producing (does not normally pay dividends).

Item 2.  Controls and Procedures

(a)  Rex Blankinship, the President and Treasurer, has concluded that the Blankinship Value Fund’s (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       Blankinship Funds, Inc.

By (Signature and Title)                   /s/ Rex Blankinship

                                                          Rex Blankinship, President

Date       September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                   /s/ Rex Blankinship

                                                          Rex Blankinship, President and Treasurer

Date       September 28, 2007